Offerings - Offering: 1	Oct. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,602,542,963.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 221,311.19
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of September 17, 2025, by and among Paramount Group, Inc. (the "Company"), Paramount Group Operating Partnership LP (the "Operating Partnership"), Rithm Capital Corp., Panorama REIT Merger Sub, Inc. and Panorama Operating Merger Sub LP. (i) Title of each class of securities to which the transaction applies: common stock of the Company, par value $0.01 per share ("Company Common Stock"). (ii) Aggregate number of securities to which the transaction applies: As of the close of business on October 10, 2025, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 242,809,540, which consists of: (a) 221,789,982 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company restricted stock awards, entitled to receive the Company Merger Consideration; (b)107,445 shares of Company Common Stock underlying outstanding Company restricted stock awards entitled to receive the Company Merger Consideration; (c) 10,110,758 shares of Company Common Stock underlying Operating Partnership Common Units (as defined in the Second Amended and Restated Limited Partnership Agreement of the Operating Partnership, dated as of October 26, 2020, by and between the Company and the limited partners party thereto (as amended, the "OP Agreement")) which may be entitled to receive the Company Merger Consideration; (d) 8,776,209 shares of Company Common Stock underlying Operating Partnership Common Units subject to issuance upon conversion of Operating Partnership LTIP Units, which may be entitled to receive the Company Merger Consideration; and (e) 2,025,146 shares of Company Common Stock underlying Operating Partnership Common Units subject to issuance upon conversion of Operating Partnership AOLTIP Units with exercise prices below $6.60, which may be entitled to receive the Company Merger Consideration. (iii) Per share price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on October 10, 2025, the underlying value of the transaction was calculated as the sum of: (a) the product of 221,789,982 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company restricted stock awards, entitled to receive the Company Merger Consideration and the per share Company Merger Consideration of $6.60; (b) the product of 107,445 shares of Company Common Stock underlying outstanding Company restricted stock awards and the per share Company Merger Consideration of $6.60; (c) the product of 10,110,758 shares of Company Common Stock underlying outstanding Operating Partnership Common Units and the per share Company Merger Consideration of $6.60; (d) the product of 8,776,209 shares of Company Common Stock underlying Operating Partnership Common Units subject to issuance upon conversion of Operating Partnership LTIP Units and the per share Company Merger Consideration of $6.60; and (e) the product of 2,025,146 shares of Company Common Stock underlying Operating Partnership Common Units subject to issuance upon conversion of Operating Partnership AOLTIP Units with exercise prices below $6.60 and the per share Company Merger Consideration of $6.60. (such sum, the "Total Consideration"). In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.00013810.